Statutory Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Statutory Policyholder's Surplus And Net Income

(in millions)	2011	2010	2009
	(unaudited)	(unaudited)	(unaudited)
Net income	$206.0	$110.9	$123.9
Surplus	$777.6	$841.5	$705.2